Note 3 - Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	September 30,
	2014	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$27,342	$27,342	$—	$—
Short-term investments	1,245	1,245	—	—
Restricted cash equivalents	800	800
Total assets at fair value	$29,387	$29,387	$—	$—
	December 31,
	2013	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$29,315	$29,315	$—	$—
Short-term investments	249	249
Restricted cash equivalents	1,000	1,000	—	—
Total assets at fair value	$30,564	$30,564	$—	$—

	December 31, 2013	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$29,315	$29,315	$—	$—
Short-term investments	249	249	—	—
Restricted cash equivalents	1,000	1,000
Total assets at fair value	$30,564	$30,564	$—	$—
	December 31, 2012	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$44	$44	$—	$—
Short-term investments	1,497	1,497	—	—
Restricted short-term investments	1,000	1,000
Total assets at fair value	$2,541	$2,541	$—	$—